Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AFL CIO Housing Investment Trust
Entity Central Index Key	0000225030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
AFL CIO HOUSING INVESTMENT TRUST [Member]
Shareholder Report [Line Items]
Fund Name	AFL-CIO Housing Investment Trust
Class Name	AFL-CIO Housing Investment Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual report contains important information about the AFL-CIO Housing Investment Trust (the “HIT”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the HIT at aflcio-hit.com/shareholder-reports/. You can also request this information by contacting us at 1-202-331-8055 or IR@aflcio-hit.com.
Additional Information Phone Number	1-202-331-8055
Additional Information Email	IR@aflcio-hit.com
Additional Information Website	aflcio-hit.com/shareholder-reports/
Expenses [Text Block]

WHAT WERE THE HIT’S COSTS FOR THE PAST SIX MONTHS?

BASED ON A HYPOTHETICAL $10,000 INVESTMENT

The below table explains the costs that Participants would have paid within the reporting period.

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT[1]
AFL-CIO Housing Investment Trust	$15	0.30%

[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.30% as of June 30, 2026.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30% [1]
Factors Affecting Performance [Text Block]

HOW DID THE HIT PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

Through the first half of 2026, the HIT returned 1.04% gross of fees and 0.89% net of fees, outperforming the Bloomberg U.S. Aggregate Bond Index’s (the “Benchmark”) 0.62% return despite a volatile interest rate environment. Results were driven by disciplined duration management, strategic sector positioning, and the portfolio’s overweight allocation to conventional Agency Commercial Mortgage-Backed Securities (CMBS), which benefited from meaningful spread tightening during the period. As of June 30, 2026, the HIT maintained a yield-to-worst of 4.90%—approximately 17 basis points above the Benchmark—underscoring our commitment to delivering attractive risk-adjusted returns while maintaining a high-quality, investment-grade portfolio.

CONTRIBUTORS	DETRACTORS

HIT’s overweight to conventional Agency CMBS, as spreads tightened to Treasuries
HIT’s underweight to Treasuries, the worst performing asset class in the Benchmark on an excess return basis

HIT’s structural underweight to corporate bonds, which produced a positive excess return

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]

FUND PERFORMANCE

The following graph compares the account values at the end of each semi-annual reporting period over the most recently completed 10-year period. It assumes a $50,000 initial investment at the beginning of the first fiscal period in the Benchmark.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended June 30, 2026.

	YTD[2]	1 YEAR	5 YEAR	10 YEAR
HIT Net	0.89%	4.49%	0.07%	1.40%
Bloomberg Aggregate*	0.62%	3.79%	0.08%	1.54%

Past performance is not a good predictor of future performance. The graph and table do not reflect the deductions of taxes that a Participant would pay on fund distributions or redemption of fund shares. Visit aflcio-hit.com/investors/ for the most recent performance information.

[2]	Not annualized.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deductions of taxes that a Participant would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit aflcio-hit.com/investors/ for the most recent performance information.
Net Assets	$ 7,457,487,489
Holdings Count | Holdings	876
Investment Company, Portfolio Turnover	26.70%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

HIT’s Net Assets	$7,457,487,489
Total Number of Portfolio Holdings	876
Portfolio Turnover Rate	26.7%
Ratio of Net Investment Income to Average Net Assets	3.6%
Effective Duration	6.03
Current Yield	4.19%
Yield-to-Worst[3]	4.90%
Advisory Fee Paid	N/A

[3]	Yield-to-Worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting. It does not represent the performance yield. It is calculated by using the lower of either the yield to maturity or the yield to call on every possible call date.

Holdings [Text Block]

FUND HOLDINGS

The graphs below show the investment makeup of HIT on 6/30/26. Portfolio holdings are subject to change.[4]

[4]	Based on value of total investment and includes unfunded commitments but does not include U.S. Treasury futures contracts.

[5]	U.S. Government or Agency includes holdings of government securities issued by the U.S. Department of Treasury and mortgage securities issued by a U.S. government-backed agency (e.g., Ginnie Mae) or U.S. government-sponsored enterprise (e.g., Freddie Mac or Fannie Mae). Holdings designated at “AAA” or “AA” have been rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by these ratings agencies, the highest rating is applied. Moody’s ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Holdings designated as “Not Rated” have not been rated by S&P, Moody’s or Fitch.

[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.30% as of June 30, 2026.